Condensed Balance Sheets - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 475,262	[1]	$ 451,473	[1]	$ 19,542
Prepaid expenses	144,925		214,808
Total current assets	620,187		666,281		19,542
Investments held in Trust Account	14,499,588		178,487,410
Deferred offering costs					214,767
Total assets	15,119,775		179,153,691		234,309
Liability, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit
Accrued offering costs and expenses	570,816		409,415		85,682
Accounts payable	2,665		58,629
Promissory note – related party	50,000				127,385
Excise tax payable	1,651,374
Deferred tax liability	12,594		119,625
Income taxes payable	469,360		371,372
Total current liabilities	2,756,809		959,041		213,067
Warrant liability	535,384		663,541
Deferred underwriting commissions	6,900,000		6,900,000
Total liabilities	10,192,193		8,522,582		213,067
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital					24,569
Accumulated deficit	(9,673,872)		(7,164,048)		(3,758)
Total stockholders’ deficit	(9,673,441)		(7,163,617)		21,242
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit	15,119,775		179,153,691		234,309
Class A Common Stock
Liability, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit
Common stock subject to possible redemption	14,601,023		177,794,726
Stockholders’ Deficit:
Common stock, value
Class B Common Stock
Stockholders’ Deficit:
Common stock, value	$ 431		$ 431		$ 431

[1]	As of June 30, 2023, $101,435 of the $475,262 cash balance is classified as restricted cash to be utilized for tax payments only.